Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Taxes
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2018

Current	$389,846	$—	$841,312
Deferred tax expense (benefit)	(166,673)	213,649	(126,936)
Total provision for income taxes	$223,173	$213,649	$714,376

Schedule of reconciliation of statutory tax rates to effective tax rate

The following table reconciles China statutory rates to the Company’s effective tax rate:

	June 30, 2020	June 30, 2019	June 30, 2018

China income tax rate	25.0%	25.0%	25.0%
Change in valuation allowance	0.0%	1.0%	0.0%
Income tax exemption status granted	(10.2)%	(21.9)%	(9.3)%
Others*	(24.2)%	—%	0.2%
Effective tax rate	(9.4)%	4.1%	15.9%

*This represents the expenses incurred by the Company that are not deductible for PRC income tax purposes during the years.

Schedule of taxes payable

Taxes payable consisted of the following:

	June 30, 2020	June 30, 2019

Income taxes	$3,114,811	$2,805,722
Other taxes	227,316	169,324
Total	$3,342,127	$2,975,046
Less: taxes payable - discontinued operations	—	(987)
Taxes payable - continuing operations	$3,342,127	$2,974,059